Business Combination Agreement and Finco Financing (Narrative) (Details)	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 07, 2021 USD ($) $ / shares shares	Aug. 18, 2021 CAD ($) $ / shares shares	Apr. 08, 2021 CAD ($) shares	Aug. 18, 2021 USD ($)	Apr. 08, 2021 USD ($)	Mar. 05, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
The Finco Financing [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds, through issuance of subscription receipts			$ 7,500,000	$ 7,500,000	$ 5,995,461
Reverse Takeover [Member]
Disclosure of detailed information about business combination [line items]
Listing expenses		$ 1,301,692
Acquisition related costs		$ 1,567,967
Proportionate Voting Shares [Member] | Business Combination Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportionate voting shares issued, aggregate share value | shares				15,947.292
Percentage of voting equity interests acquired				32.20%		32.20%
Estimated fair market value						$ 128,213
Subordinate Voting Shares [Member] | Reverse Takeover [Member]
Disclosure of detailed information about business combination [line items]
Subscription price, per share | (per share)	$ 4.01	$ 3.18
Number of shares issued | shares	534,384	534,384
Total consideration transferred	$ 1,697,865	$ 1,697,865
Consideration of cash value of net assets		$ 396,173
Multiple Voting Subscription [Member] | The Finco Financing [Member]
Disclosure of detailed information about business combination [line items]
Proportionate voting shares issued, aggregate share value | shares			17,057
Subscription price, per share | $ / shares			$ 401.29
Private Placement [Member] | Subordinate Voting Shares [Member] | The Finco Financing [Member]
Disclosure of detailed information about business combination [line items]
Proportionate voting shares issued, aggregate share value | shares			161,976
Subscription price, per share | $ / shares			$ 4.01
Agent [Member] | The Finco Financing [Member]
Disclosure of detailed information about business combination [line items]
Cash commission paid to agent			$ 26,525
Advisory fee			$ 197,500
Stated percentage of acquired advisory fee			50.00%
Escrow remaining percentage of advisory fee yet to be paid			50.00%